Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 945,512	$ 1,173,043
Foreign Currency	(62,944)	(234,061)
Argentine hyperinflationary economy	10,263	6,530
Business combination	587,357
Impairment	9,963
Closing balance	1,470,225	945,512
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	163,695	211,367
Foreign Currency	(11,043)	(47,672)
Closing balance	152,652	163,695
Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	12,662	13,191
Foreign Currency	(2,016)	(529)
Closing balance	10,646	12,662
Enel Generacion El Chocon S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	24,603	25,372
Foreign Currency	(4,461)	(7,299)
Argentine hyperinflationary economy	10,263	6,530
Impairment	9,963
Closing balance	20,442	24,603
Enel Distribucion Peru S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	63,846	69,647
Foreign Currency	(6,022)	(5,801)
Closing balance	57,824	63,846
EGP Cachoeira Dourada S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	60,023	77,503
Foreign Currency	(4,049)	(17,480)
Closing balance	55,974	60,023
Enel Generacion Peru S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	120,172	131,090
Foreign Currency	(11,335)	(10,918)
Closing balance	108,837	120,172
Emgesa SA E.S.P. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	5,601	5,835
Foreign Currency	(892)	(234)
Closing balance	4,709	5,601
Enel Per S.A.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	20	23
Foreign Currency	(2)	(3)
Closing balance	18	20
Enel Brasil S A
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	762	984
Foreign Currency	(51)	(222)
Closing balance	711	762
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	82,399	106,396
Foreign Currency	(5,559)	(23,997)
Closing balance	76,840	82,399
Enel Distribucion Sao Paulo S.A
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	411,729	531,635
Foreign Currency	(27,776)	(119,906)
Closing balance	383,953	$ 411,729
Enel Brazil S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Foreign Currency	15,281
Business combination	422,410
Closing balance	437,691
Enel Green Power Argentina [[Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Foreign Currency	(237)
Business combination	2,252
Closing balance	2,015
Enel Green Power Colombia S.A.S E.S.P. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Foreign Currency	(4,623)
Business combination	55,335
Closing balance	50,712
Enel Green Power Peru S.A. (USD) [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Business combination	76,306
Closing balance	76,306
Enel Green Power Panam, S.R.L. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Business combination	24,964
Closing balance	24,964
Enel Solar, S.R.L. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Business combination	2,094
Closing balance	2,094
Jaguito Solar Ten MW S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Business combination	386
Closing balance	386
Empresa de Generacin Elctrica Los Pinos S.A [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Foreign Currency	(159)
Business combination	2,838
Closing balance	2,679
Progreso Solar Twenty MW S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Business combination	772
Closing balance	$ 772